BFS Equity Fund
Schedule of Investments
February 28, 2022 - (Unaudited)
COMMON STOCKS — 88.52% Shares Fair Value
Aerospace & Defense — 5.95%
Northrop Grumman Corp. 2,000 $ 884,280
Raytheon Technologies Corp. 20,000 2,054,000
2,938,280
Banking — 2.15%
JPMorgan Chase & Co. 7,500 1,063,500
Beverages — 1.33%
PepsiCo, Inc. 4,000 654,960
Biotech & Pharmaceuticals — 1.18%
Zoetis, Inc. 3,000 580,950
Cable & Satellite — 0.47%
Comcast Corp., Class A 5,000 233,800
Chemicals — 4.00%
Ecolab, Inc. 4,500 793,170
Sherwin-Williams Co. (The) 4,500 1,184,085
1,977,255
E-Commerce Discretionary — 4.35%
Amazon.com, Inc.
(a)
700 2,149,882
Electrical Equipment — 2.59%
Johnson Controls International PLC 10,000 649,600
Keysight Technologies, Inc.
(a)
4,000 629,480
1,279,080
Entertainment Content — 1.20%
Walt Disney Co. (The)
(a)
4,000 593,840
Health Care Facilities & Services — 6.64%
IQVIA Holdings, Inc.
(a)
6,000 1,380,720
UnitedHealth Group, Inc. 4,000 1,903,480
3,284,200
Home Construction — 2.16%
D.R. Horton, Inc. 12,500 1,067,500
Institutional Financial Services — 1.66%
Goldman Sachs Group, Inc. (The) 2,400 819,096
Insurance — 2.56%
Berkshire Hathaway, Inc., Class B
(a)
1,500 482,175
Marsh & McLennan Cos., Inc. 5,000 777,050
1,259,225
Internet Media & Services — 7.18%
Alphabet, Inc., Class A
(a)
1,000 2,701,140
Meta Platforms, Inc., Class A
(a)
4,000 844,120
3,545,260
Medical Equipment & Devices — 6.31%
Danaher Corp. 4,000 1,097,640
Stryker Corp. 2,500 658,375
Thermo Fisher Scientific, Inc. 2,500 1,360,000
3,116,015

BFS Equity Fund
Schedule of Investments (continued)
February 28, 2022 - (Unaudited)
COMMON STOCKS — 88.52% - continued Shares Fair Value
Oil & Gas Producers — 6.01%
ConocoPhillips 25,000 $ 2,371,500
Devon Energy Corp. 10,000 595,500
2,967,000
Retail - Consumer Staples — 2.62%
Costco Wholesale Corp. 2,500 1,298,125
Retail - Discretionary — 5.90%
Academy Sports & Outdoors, Inc.
(a)
10,000 323,700
Home Depot, Inc. (The) 4,000 1,263,320
Lowe's Cos., Inc. 6,000 1,326,360
2,913,380
Semiconductors — 3.48%
QUALCOMM, Inc. 10,000 1,719,900
Software — 10.46%
Adobe, Inc.
(a)
2,000 935,360
Fortinet, Inc.
(a)
2,500 861,300
Microsoft Corp. 9,000 2,689,110
SS&C Technologies Holdings, Inc. 9,000 674,730
5,160,500
Specialty Finance — 0.98%
American Express Co. 2,500 486,350
Technology Hardware — 5.01%
Apple, Inc. 15,000 2,476,800
Technology Services — 3.43%
Automatic Data Processing, Inc. 3,000 613,320
MasterCard, Inc., Class A 3,000 1,082,460
1,695,780
Transportation & Logistics — 0.90%
FedEx Corp. 2,000 444,540
Total Common Stocks (Cost $25,009,902) 43,725,218
MONEY MARKET FUNDS - 11.53%
Fidelity Investments Money Market Government Portfolio, Institutional
Class, 0.01%
(b)
5,693,457 5,693,457
Total Money Market Funds (Cost $5,693,457) 5,693,457
Total Investments — 100.05%
    (Cost $30,703,359) 49,418,675
Liabilities in Excess of Other Assets — (0.05)% (24,010)
NET ASSETS — 100.00% $ 49,394,665
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of February 28, 2022.